Pay vs Performance Disclosure - USD ($)	4 Months Ended	12 Months Ended						56 Months Ended
	Apr. 28, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Under Item 402(v) of the SEC’s Regulation S-K, the Company is required to disclose annually information concerning “pay versus performance” for the Company’s last five completed fiscal years. The purpose of this disclosure is to show the relationship between executive compensation actually paid to the principal executive officer (“PEO”) and other named executive officers and the financial performance of the Company. Item 402(v) also requires disclosure of the cumulative total shareholder return (“TSR”) of the Company’s peer group, the Company’s net income, and an additional financial performance measure chosen by the Company.

					Average Summary	Average Comp.	Value of Initial Fixed $100 Investment Based On:
Year	Summary Comp. Table Total for First PEO ($) (1)	Summary Comp. Table Total for Second PEO ($) (1)	Comp. Actually Paid to First PEO ($) (2)	Comp. Actually Paid to Second PEO ($) (3)	Comp. Table Total for non- PEO NEOs ($) (4)	Actually Paid to non-PEO NEOs ($) (4)	Total Shareholder Return ($)	Peer group Total Shareholder Return ($) (5)	Net Income ($,000)	Pretax Net Income ($,000) (6)

2024	5,920,679		4,580,840		1,842,336	1,522,397	153.60	218.00	226,392	304,198
2023	5,773,779		10,660,712		1,635,584	2,692,413	184.22	194.48	205,384	276,200
2022	3,255,722		(1,889,888)		1,348,892	(2,279,976)	94.19	129.71	184,626	236,056
2021	4,079,676		7,700,955		1,624,059	4,676,692	300.47	156.66	208,737	329,637
2020	1,918,792	1,716,354	4,301,083	2,195,157	1,284,572	3,068,390	186.29	126.06	175,631	241,114
2019							100.00	100.00

(1)
During 2020, Mr. Cline, the Company’s current Chairman of the Board, served as President and Chief Executive Officer between January 1, 2020 and April 28, 2020, his retirement date. Mr. Fairbanks has served as President and Chief Executive Officer since April 29, 2020. In the table above, Mr. Fairbanks is the “First PEO” and Mr. Cline is the “Second PEO.”
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Fairbanks, computed in accordance with item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Fairbanks’ total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.” For 2024, the amount $3,275,900 was deducted for stock awards and the amount $578,100 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $2,578,599 was added for stock awards granted in 2024, the amount $762,951 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2024, the amount of $379,416 was added for stock awards granted in prior fiscal years that vested in 2024, the amount of $374,471 was added for SAR awards granted in 2024, the amount of $165,815 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2024, and the amount of $110,441 was added for SAR awards granted in prior fiscal years that vested in 2024. Mr. Fairbanks’ “compensation actually paid” for 2023 is due in part to the increase in value of our common stock from December 31, 2022 to December 31, 2023 and actual realization of this amount of compensation is, of course, dependent on actual future financial performance and the Company’s common stock value.
(3)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Cline, computed in accordance with item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Cline’s total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.” For 2020, the amount of $1,275,000 was deducted for stock awards and the amount of $225,000 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $350,593 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $1,212,310 was added for stock awards that were granted and that vested in 2022, the amount of $133,293 was added for SAR awards granted in prior fiscal years that vested in 2020, and the amount of $282,607 was added for SAR awards that were granted and that vested in 2022.
(4)
For 2020, 2021, and 2022, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm and Mr. Gupp, for 2023, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm from January 1, 2023 until June 9, 2023, Mr. Gupp from January 1, 2023 until May 5, 2023, Ms. Fernandez since October 25, 2023 and Ms. Lovcik since October 23, 2023, and for 2024 the named executive officers other than the PEO were Mr. Zambanini, Ms. Lovcik, Ms. Fernandez and Mr. Rudolph. The dollar amounts reported in this column represent the amount of “compensation actually paid” to the above-referenced named executive officers other than the PEO, computed in accordance with item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to these named executive officers’ total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.”

For Mr. Zambanini, for 2024, the amount $1,192,550 was deducted for stock awards and the amount $210,450 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $938,708 was added for stock awards granted in 2024, the amount $285,424 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2024, the amount of $142,768 was added for stock awards granted in prior fiscal years that vested in 2024, the amount of $136,314 was added for SAR awards granted in 2024, the amount of $60,898 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2024, and the amount of $40,475 was added for SAR awards granted in prior fiscal years that vested in 2024.

For Ms. Lovcik, for 2024, the amount $940,950 was deducted for stock awards and the amount $166,050 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $740,667 was added for stock awards granted in 2024, the amount $49,481 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2024, the amount of $35,834 was deducted for stock awards granted in prior fiscal years that vested in 2024 and the amount of $107,564 was added for SAR awards granted in 2024.

For Ms. Fernandez, for 2024, the amount of $669,800 was deducted for stock awards and the amount $118,200 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $527,178 was added for stock awards granted in 2024, the amount $148,787 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2024, the amount of $66,854 was added for stock awards granted in prior fiscal years that vested in 2024, the amount of $76,578 was added for SAR awards granted in 2024, the amount of $30,892 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2024, and the amount of $17,916 was added for SAR awards granted in prior fiscal years that vested in 2024.

For Mr. Rudolph, for 2024, the amount of $402,050 was deducted for stock awards and the amount $70,950 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $316,479 was added for stock awards granted in 2024, the amount $100,324 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2024, the amount of $52,020 was added for stock awards granted in prior fiscal years that vested in 2024, the amount of $45,970 was added for SAR awards granted in 2024, the amount of $22,318 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2024, and the amount of $15,712 was added for SAR awards granted in prior fiscal years that vested in 2024.

For purposes of clarification, the “compensation actually paid” for 2022 for the named executive officers other than the PEO is a negative number due to the decrease in fair value of their stock awards and SAR awards in 2022. Furthermore, “compensation actually paid” for 2023 is due in part to the increase in value of stock from December 31, 2022 to December 31, 2023 and actual realization of this amount of compensation is, of course, dependent on actual future financial performance and the Company’s common stock value.

(5)
The Company is using as its Peer Group the S&P 600 Building Products Index, which is an index used by the Company for purposes of disclosure in its Form 10-K under the SEC’s Item 201(e) of Regulation S-K.
(6)
The Company has chosen pretax income as its “Company-Selected Measure”, in that the Company’s annual cash incentive payment is weighted 75% on the achievement of a certain pretax income target, adjusted each year by the Compensation Committee to exclude any items determined by the Committee to be extraordinary and not considered in the establishment of the pretax income target. The amounts set forth above are after such adjustments.

Company Selected Measure Name		pretax income
Named Executive Officers, Footnote		For 2020, 2021, and 2022, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm and Mr. Gupp, for 2023, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm from January 1, 2023 until June 9, 2023, Mr. Gupp from January 1, 2023 until May 5, 2023, Ms. Fernandez since October 25, 2023 and Ms. Lovcik since October 23, 2023, and for 2024 the named executive officers other than the PEO were Mr. Zambanini, Ms. Lovcik, Ms. Fernandez and Mr. Rudolph.
Peer Group Issuers, Footnote
(5)
The Company is using as its Peer Group the S&P 600 Building Products Index, which is an index used by the Company for purposes of disclosure in its Form 10-K under the SEC’s Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Fairbanks, computed in accordance with item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Fairbanks’ total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.” For 2024, the amount $3,275,900 was deducted for stock awards and the amount $578,100 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $2,578,599 was added for stock awards granted in 2024, the amount $762,951 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2024, the amount of $379,416 was added for stock awards granted in prior fiscal years that vested in 2024, the amount of $374,471 was added for SAR awards granted in 2024, the amount of $165,815 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2024, and the amount of $110,441 was added for SAR awards granted in prior fiscal years that vested in 2024. Mr. Fairbanks’ “compensation actually paid” for 2023 is due in part to the increase in value of our common stock from December 31, 2022 to December 31, 2023 and actual realization of this amount of compensation is, of course, dependent on actual future financial performance and the Company’s common stock value.
		The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Cline, computed in accordance with item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Cline’s total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.” For 2020, the amount of $1,275,000 was deducted for stock awards and the amount of $225,000 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $350,593 was added for stock awards granted in prior fiscal years that vested in 2020, the amount of $1,212,310 was added for stock awards that were granted and that vested in 2022, the amount of $133,293 was added for SAR awards granted in prior fiscal years that vested in 2020, and the amount of $282,607 was added for SAR awards that were granted and that vested in 2022.
Non-PEO NEO Average Total Compensation Amount		$ 1,842,336	$ 1,635,584	$ 1,348,892	$ 1,624,059	$ 1,284,572
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,522,397	2,692,413	(2,279,976)	4,676,692	3,068,390
Adjustment to Non-PEO NEO Compensation Footnote
(4)
For 2020, 2021, and 2022, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm and Mr. Gupp, for 2023, the named executive officers other than the PEO were Mr. Zambanini, Mr. Schemm from January 1, 2023 until June 9, 2023, Mr. Gupp from January 1, 2023 until May 5, 2023, Ms. Fernandez since October 25, 2023 and Ms. Lovcik since October 23, 2023, and for 2024 the named executive officers other than the PEO were Mr. Zambanini, Ms. Lovcik, Ms. Fernandez and Mr. Rudolph. The dollar amounts reported in this column represent the amount of “compensation actually paid” to the above-referenced named executive officers other than the PEO, computed in accordance with item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to these named executive officers’ total compensation, as reported in the Summary Compensation Table for each year, to determine “compensation actually paid.”

For Mr. Zambanini, for 2024, the amount $1,192,550 was deducted for stock awards and the amount $210,450 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $938,708 was added for stock awards granted in 2024, the amount $285,424 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2024, the amount of $142,768 was added for stock awards granted in prior fiscal years that vested in 2024, the amount of $136,314 was added for SAR awards granted in 2024, the amount of $60,898 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2024, and the amount of $40,475 was added for SAR awards granted in prior fiscal years that vested in 2024.

For Ms. Lovcik, for 2024, the amount $940,950 was deducted for stock awards and the amount $166,050 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $740,667 was added for stock awards granted in 2024, the amount $49,481 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2024, the amount of $35,834 was deducted for stock awards granted in prior fiscal years that vested in 2024 and the amount of $107,564 was added for SAR awards granted in 2024.

For Ms. Fernandez, for 2024, the amount of $669,800 was deducted for stock awards and the amount $118,200 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $527,178 was added for stock awards granted in 2024, the amount $148,787 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2024, the amount of $66,854 was added for stock awards granted in prior fiscal years that vested in 2024, the amount of $76,578 was added for SAR awards granted in 2024, the amount of $30,892 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2024, and the amount of $17,916 was added for SAR awards granted in prior fiscal years that vested in 2024.

For Mr. Rudolph, for 2024, the amount of $402,050 was deducted for stock awards and the amount $70,950 was deducted for SAR awards reflecting amounts in the Summary Compensation Table, and the amount of $316,479 was added for stock awards granted in 2024, the amount $100,324 was deducted for stock awards granted in prior fiscal years that were unvested at the end of 2024, the amount of $52,020 was added for stock awards granted in prior fiscal years that vested in 2024, the amount of $45,970 was added for SAR awards granted in 2024, the amount of $22,318 was deducted for SAR awards granted in prior fiscal years that were unvested at the end of 2024, and the amount of $15,712 was added for SAR awards granted in prior fiscal years that vested in 2024.

		For purposes of clarification, the “compensation actually paid” for 2022 for the named executive officers other than the PEO is a negative number due to the decrease in fair value of their stock awards and SAR awards in 2022. Furthermore, “compensation actually paid” for 2023 is due in part to the increase in value of stock from December 31, 2022 to December 31, 2023 and actual realization of this amount of compensation is, of course, dependent on actual future financial performance and the Company’s common stock value.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Tabular List, Table

Most Important Financial Performance Measures for Determining NEO Compensation

1. Pretax Income – Pretax income is defined as income before income taxes. As discussed under the heading “Annual Cash Incentive Compensation” above, the Company’s annual cash incentive payment is weighted 75% on the achievement of a certain pretax income target.

2. Operating Cash Flow – Operating Cash Flow is defined as net cash provided by operating activities. As discussed under the heading “Annual Cash Incentive Compensation” above, the Company’s annual cash incentive payment is weighted 25% on the achievement of a certain operating cash flow target.

3. EBITDA – EBITDA is defined as earnings before interest, tax, depreciation, and amortization. As discussed under the heading “Long-Term Equity Incentive Compensation” above, the actual number of performance-based restricted stock units that vest each year is based on performance against target EBITDA for 1 year, cumulative 2 years and cumulative 3 years, respectively.

Total Shareholder Return Amount		$ 153.6	184.22	94.19	300.47	186.29	$ 100
Peer Group Total Shareholder Return Amount		218	194.48	129.71	156.66	126.06	$ 100
Net Income (Loss)		$ 226,392,000	$ 205,384,000	$ 184,626,000	$ 208,737,000	$ 175,631,000
Company Selected Measure Amount		304,198,000	276,200,000	236,056,000	329,637,000	241,114,000
Measure:: 1
Pay vs Performance Disclosure
Name		Pretax Income
Measure:: 2
Pay vs Performance Disclosure
Name		Operating Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name		EBITDA
Mr. Fairbanks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 5,920,679	$ 5,773,779	$ 3,255,722	$ 4,079,676	$ 1,918,792
PEO Actually Paid Compensation Amount		4,580,840	$ 10,660,712	$ (1,889,888)	$ 7,700,955	4,301,083
PEO Name								Mr. Fairbanks
Mr. Cline [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,716,354
PEO Actually Paid Compensation Amount						2,195,157
PEO Name	Mr. Cline
PEO | Mr. Fairbanks [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,578,599
PEO | Mr. Fairbanks [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(762,951)
PEO | Mr. Fairbanks [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		379,416
PEO | Mr. Fairbanks [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,275,900)
PEO | Mr. Fairbanks [Member] | SAR Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(578,100)
PEO | Mr. Fairbanks [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		374,471
PEO | Mr. Fairbanks [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(165,815)
PEO | Mr. Fairbanks [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		110,441
PEO | Mr. Cline [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						350,593
PEO | Mr. Cline [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,212,310
PEO | Mr. Cline [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,275,000)
PEO | Mr. Cline [Member] | SAR Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(225,000)
PEO | Mr. Cline [Member] | Sar Awards Granted Vested in 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						282,607
PEO | Mr. Cline [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ 133,293
Non-PEO NEO | Mr. Zambanini [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		938,708
Non-PEO NEO | Mr. Zambanini [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(285,424)
Non-PEO NEO | Mr. Zambanini [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		142,768
Non-PEO NEO | Mr. Zambanini [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,192,550)
Non-PEO NEO | Mr. Zambanini [Member] | SAR Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(210,450)
Non-PEO NEO | Mr. Zambanini [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		136,314
Non-PEO NEO | Mr. Zambanini [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(60,898)
Non-PEO NEO | Mr. Zambanini [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		40,475
Non-PEO NEO | Ms. Lovcik [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		740,667
Non-PEO NEO | Ms. Lovcik [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(49,481)
Non-PEO NEO | Ms. Lovcik [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(35,834)
Non-PEO NEO | Ms. Lovcik [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(940,950)
Non-PEO NEO | Ms. Lovcik [Member] | SAR Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(166,050)
Non-PEO NEO | Ms. Lovcik [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		107,564
Non-PEO NEO | Ms. Fernandez [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		527,178
Non-PEO NEO | Ms. Fernandez [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(148,787)
Non-PEO NEO | Ms. Fernandez [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		66,854
Non-PEO NEO | Ms. Fernandez [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(669,800)
Non-PEO NEO | Ms. Fernandez [Member] | SAR Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(118,200)
Non-PEO NEO | Ms. Fernandez [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		76,578
Non-PEO NEO | Ms. Fernandez [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(30,892)
Non-PEO NEO | Ms. Fernandez [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,916
Non-PEO NEO | Mr. Rudolph [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		316,479
Non-PEO NEO | Mr. Rudolph [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(100,324)
Non-PEO NEO | Mr. Rudolph [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		52,020
Non-PEO NEO | Mr. Rudolph [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(402,050)
Non-PEO NEO | Mr. Rudolph [Member] | SAR Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(70,950)
Non-PEO NEO | Mr. Rudolph [Member] | SAR Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		45,970
Non-PEO NEO | Mr. Rudolph [Member] | SAR Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(22,318)
Non-PEO NEO | Mr. Rudolph [Member] | SAR Awards Granted Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 15,712